Leases - Summary of Changes in the Group's right-of-use assets carrying amounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1,	$ 1,341
Depreciation expense	(477)	$ (286)	$ 0
Additions	1,824	1,627
Transfers	(25)
Balance as of December 31,	$ 2,663	$ 1,341